Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous assets [abstract]
Details of other assets
Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Lease assets	1,116,175	1,782,887
Prepaid expenses	170,820	189,808
Advance payments	28,256	61,042
Assets for non-business use	12,135	16,248
Others	21,608	38,965

Total	1,348,994	2,088,950